Risks and Uncertainties (Details) - USD ($) $ in Millions	1 Months Ended
	May 31, 2026	Apr. 30, 2026
Subsequent Event [Member]
Risks and Uncertainties [Line Items]
Global settlement agreement	$ 1.7	$ 1.7